Summary of significant accounting policies (Details 1)	12 Months Ended
Dec. 31, 2017
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	5 years
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	5 years
Office equipment and furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property and equipment estimated useful life	3 years